HELD FOR SALE - Schedule Of Assets And Liabilities Classified As Held-For-Sale (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Accounts receivable and other	$ 30,218	$ 28,512
Equity accounted investments	68,310	59,124	$ 47,094
Investment properties	103,665	124,152	115,100
Property, plant and equipment	153,019	147,617
Goodwill	35,730	34,911	28,662
Intangible assets	36,072	38,994	38,411
Deferred income tax assets	3,723	3,338
Assets classified as held for sale	10,291	2,489
Liabilities
Accounts payable and other	55,502	58,893
Non-recourse borrowings of managed entities	220,560	221,550
Deferred income tax liabilities	25,267	24,987
Liabilities associated with assets classified as held for sale	4,721	118
Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	226	11
Accounts receivable and other	1,515	79
Equity accounted investments	1,482	132
Investment properties	3,475	2,141
Property, plant and equipment	3,425	112
Other long-term assets	152	0
Intangible assets	14	10
Deferred income tax assets	2	4
Assets classified as held for sale	10,291
Liabilities
Accounts payable and other	675	112
Non-recourse borrowings of managed entities	3,904	4
Deferred income tax liabilities	142	2
Liabilities associated with assets classified as held for sale	4,721
Real Estate
Assets
Equity accounted investments	18,253	18,192
Property, plant and equipment	315	345	384
Goodwill	37	19
Real Estate | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	0
Accounts receivable and other	948
Equity accounted investments	0
Investment properties	1,064
Property, plant and equipment	0
Other long-term assets	0
Intangible assets	0
Deferred income tax assets	0
Assets classified as held for sale	2,012
Liabilities
Accounts payable and other	115
Non-recourse borrowings of managed entities	0
Deferred income tax liabilities	0
Liabilities associated with assets classified as held for sale	115
Private Equity and Other [Member] | Assets and liabilities classified as held for sale
Liabilities
Deferred income tax liabilities	3
Renewable Power
Assets
Property, plant and equipment	76,414	66,351
Renewable Power | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	48
Accounts receivable and other	87
Equity accounted investments	0
Investment properties	2
Property, plant and equipment	1,396
Other long-term assets	152
Intangible assets	0
Deferred income tax assets	421
Assets classified as held for sale	2,106
Liabilities
Accounts payable and other	113
Non-recourse borrowings of managed entities	824
Deferred income tax liabilities	133
Liabilities associated with assets classified as held for sale	1,070
Private Equity and Other
Assets
Equity accounted investments	4,206	3,503
Property, plant and equipment	13,387	15,835
Goodwill	12,726	14,396
Intangible assets	18,907	21,217
Private Equity and Other | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	115
Accounts receivable and other	352
Equity accounted investments	0
Investment properties	0
Property, plant and equipment	1,575
Other long-term assets	0
Intangible assets	0
Deferred income tax assets	0
Assets classified as held for sale	2,042
Liabilities
Accounts payable and other	282
Non-recourse borrowings of managed entities	1,425
Liabilities associated with assets classified as held for sale	1,710
Infrastructure | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	0
Accounts receivable and other	7
Equity accounted investments	819
Investment properties	0
Property, plant and equipment	0
Other long-term assets	0
Intangible assets	0
Deferred income tax assets	0
Liabilities
Accounts payable and other	4
Asset management
Assets
Equity accounted investments	12,431	11,021
Property, plant and equipment	10,278	16,540	$ 15,682
Goodwill	1,855	2,674
Intangible assets	1,483	1,932
Asset management | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	63
Accounts receivable and other	121
Equity accounted investments	242
Investment properties	2,411
Property, plant and equipment	454
Other long-term assets	0
Intangible assets	14
Deferred income tax assets	0
Assets classified as held for sale	3,305
Liabilities
Accounts payable and other	161
Non-recourse borrowings of managed entities	1,130
Deferred income tax liabilities	6
Liabilities associated with assets classified as held for sale	1,297
Infrastructure
Assets
Equity accounted investments	17,733	17,086
Property, plant and equipment	52,625	48,546
Goodwill	14,209	14,487
Intangible assets	15,682	$ 15,845
Infrastructure | Assets and liabilities classified as held for sale
Assets
Assets classified as held for sale	826
Liabilities
Non-recourse borrowings of managed entities	525
Deferred income tax liabilities	0
Liabilities associated with assets classified as held for sale	$ 529